18. LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Right of use assets
Original values

Type of good	At the beginning	Increase	At the end
		(1)
Machinery and equipment	-	13	13
Buildings	-	7	7
Total at 12.31.2019	-	20	20

	Depreciation

Type of good	At the beginning	For the year	At the end

Machinery and equipment	-	(2)	(2)
Buildings	-	(2)	(2)
Total at 12.31.2019	-	(4)	(4)

	Net book values
Type of good	At the end

Machinery and equipment	11
Buildings	5
Total at 12.31.2019	16

(1) Includes U$S 8 million incorporated as of January 1, 2019 on the adoption of IFRS 16 (see Note 4.1.1)

Lease liabilities
12.31.2019
At the beginning of the year	-
Incorporation by adoption of IFRS 16	8
Increases	13
Discounted value measurement (1)	3
Payments	(5)
Exchange differences on translation	(3)
At the end of the year	16

(1) Included in the “Gains (losses) from present value measurement” under Other financial results

Lease liabilities payments by maturity
12.31.2019
Less than three months	1
Three months to one year	4
One to two years	4
Two to three years	2
Three to four years	1
Four to five years	1
More than five years	16
Total	29

Lease receivables by maturity
12.31.2019
Less than three months	2
Three months to one year	6
One to two years	7
Two to three years	7
Three to four years	7
Four to five years	7
More than five years	12
Total	48

Future minimum collections from operating leases
	12.31.2019	12.31.2018
2019	-	5
2020	5	-
Total future minimum lease collections	5	5